CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Fixed maturities available for sale, at fair value (amortized cost of $32,123 and $31,201)	$ 32,570	$ 31,893
Mortgage loans on real estate (net of valuation allowances of $8 and $6)	9,757	7,171
Policy loans	3,361	3,393
Other equity investments	1,408	1,477
Trading securities, at fair value	9,134	6,805
Other invested assets	2,186	1,788
Total investments	58,416	52,527
Cash and cash equivalents	2,950	3,028
Cash and securities segregated, at fair value	946	565
Broker-dealer related receivables	2,100	1,971
Securities purchased under agreements to resell	0	79
Deferred policy acquisition costs	4,301	4,469
Goodwill and other intangible assets, net	3,741	3,733
Amounts due from reinsurers	4,635	4,466
Loans to affiliates	703	1,087
Guaranteed minimum income benefit reinsurance asset, at fair value	10,309	10,570
Other assets	4,260	4,634
Separate Accounts’ assets	111,403	107,497
Total Assets	203,764	194,626
LIABILITIES
Policyholders’ account balances	38,782	33,033
Future policy benefits and other policyholders liabilities	25,358	24,531
Broker-dealer related payables	484	404
Securities sold under agreements to repurchase	1,996	1,890
Customers related payables	2,360	1,715
Amounts due to reinsurers	125	131
Short-term debt	513	584
Current and deferred income taxes	3,816	4,647
Other liabilities	2,108	2,586
Separate Accounts’ liabilities	111,403	107,497
Total liabilities	186,945	177,018
Redeemable Noncontrolling Interest	403	13
AXA Equitable’s equity:
Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,339	5,321
Retained earnings	7,983	8,958
Accumulated other comprehensive income (loss)	7	228
Total AXA Equitable’s equity	13,331	14,509
Noncontrolling interest	3,085	3,086
Total equity	16,416	17,595
Total Liabilities, Redeemable Noncontrolling Interest and Equity	$ 203,764	$ 194,626